Real Estate (Impairments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) property
Property, Plant and Equipment [Line Items]
Impairment of real estate | $	$ 10.7	$ 5.9	$ 11.8
Real Estate Properties
Property, Plant and Equipment [Line Items]
Number of properties impaired | property			2